Significant accounting estimates, assumptions and judgments - Additional Information (Detail)		6 Months Ended
	Dec. 20, 2022	Jun. 30, 2023
Restricted Stock Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, performance period		3 years
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, performance period	2 years	2 years